Note 8 - Intangible Assets (Details) - Other Intangible Assets and Related Accumulated Amortization - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014
Gross carrying amount of urgent and primary care intangibles:
Intangible asset impairment*		$ (520)
Intangible assets, net		705	$ 1,437
Urgent and Primary Care [Member]
Gross carrying amount of urgent and primary care intangibles:
Accumulated amortization		(163)	(47)
Intangible asset impairment*	[1]	(520)	0
Intangible assets, net		289	925
Ancillary Network [Member]
Gross carrying amount of urgent and primary care intangibles:
Accumulated amortization		(1,933)	(1,837)
Intangible assets, net		416	512
Patient Relationships and Contracts [Member] | Urgent and Primary Care [Member]
Gross carrying amount of urgent and primary care intangibles:
Gross carrying amount		972	972
Ancillary Provider Network [Member] | Ancillary Network [Member]
Gross carrying amount of urgent and primary care intangibles:
Gross carrying amount		1,921	1,921
Software Internally Developed [Member] | Ancillary Network [Member]
Gross carrying amount of urgent and primary care intangibles:
Gross carrying amount		428	428
Computer Software, Intangible Asset [Member] | Ancillary Network [Member]
Gross carrying amount of urgent and primary care intangibles:
Gross carrying amount		$ 2,349	$ 2,349

[1]	At the time we purchased one of our urgent and primary care centers, we allocated $600,000 of the purchase price to a contract held by the acquired center that related to non-urgent care services. During the quarter ended June 30, 2015, we suspended our provision of services under that contract and have recorded a one-time impairment charge of $520,000 relating to the unamortized balance of that intangible asset.